Short-Term Investments - Summary of Marketable Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	$ 3,561	$ 3,375
Market value	3,572	3,458
Government Debentures [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	3,561	3,375
Unrealized gain	11	83
Market value	$ 3,572	$ 3,458